SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before income taxes	$ 78	$ (4,733)	$ 1,686	$ 1,557	$ 2,031
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ 13	$ (805)	$ 287	$ 265	$ 345
Tax effect of non-taxable income	(13)	(805)	(443)	(62)
Tax effect of non-deductible items			156	339	156
Tax refund			(49)		(263)
Tax holiday			3	(13)	(8)
Other			(7)
Under provision for previous year	1	62	(50)		(270)
Income tax (benefit) expense	$ 1	$ 62	$ (53)	$ 529	$ 230